Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Other Noncurrent Assets [Abstract]
Prepayments	$ 495,660	$ 454,190
Other non-current assets	$ 495,660	$ 454,190